Partners' Capital and Distributions (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation Of Net Income And Weighted Average Units Used In Computing Basic And Diluted Net Income Per Limited Partner Unit

	Year Ended December 31,
	2011	2010	2009
Net income	$96,343	$64,187	$62,911
Net loss (income) attributable to noncontrolling interests, pre-merger (Note 1)	664	(27,043)	(25,032)

Net income attributable to Penn Virginia Resource Partners, L.P.	$97,007	$37,144	$37,879
Adjustments:
Distributions to participating securities	(410)	—	—
Participating securities’ allocable share of net income	(300)	—	—

Net income allocable to limited partners, basic	$96,297	$37,144	$37,879

Participating securities’ allocable share of net income	300	—	—
Participating securities’ earnings reallocated to unvested securities	(300)	—	—

Net income allocable to limited partners, diluted	$96,297	$37,144	$37,879

Net income per limited partner unit, basic	$1.45	$0.97	$0.99

Net income per limited partner unit, diluted	$1.45	$0.97	$0.99

Weighted average limited partner units, basic and diluted	66,342	38,293	38,293

Schedule Of Cash Distributions To Limited Partners

	Year Ended December 31,
	2011	2010	2009
PVG limited partners	$15,239	$60,565	$59,392
PVR limited partners (1)	119,679	61,019	60,560
PVR phantom units	378	440	498

Total cash distribution paid during period	$135,296	$122,024	$120,450

(1)	PVR limited partner unit distributions represent distributions paid to public unitholders and not to units owned by PVG prior to the Merger.